UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22459

Global Equity Long/Short Master Fund

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

Mark Vannoy
Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road
Chapel Hill, North Carolina 27517

Registrant’s telephone number, including area code:  (919) 933-4004

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Stockholders.

MORGAN CREEK
CAPITAL MANAGEMENT

ALTERNATIVE THINKING ABOUT INVESTMENTS

SEMI-ANNUAL REPORT TO STOCKHOLDERS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

Global Equity Long/Short Master Fund (A Delaware Statutory Trust)

Semi-annual Report to Stockholders (Unaudited)
For the Six Months Ended September 30, 2013

Contents

Financial Statements (Unaudited)
Statement of Assets and Liabilities	1
Schedule of Investments	2
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	8
Notes to Financial Statements	9
Other Information (Unaudited)	20

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Statement of Assets and Liabilities (Unaudited)
September 30, 2013 (in U.S. dollars)

Assets
Investments in Portfolio Funds, at fair value (cost of $36,971,733)	$46,304,255
Investments in Securities (cost of $9,598,188)	10,793,202
Cash and cash equivalents	2,311,316
Receivable for securities sold	2,189,710
Due from Portfolio Funds	129,152
Dividends receivable	3,074
Total assets	$61,730,709

Liabilities
Redemptions payable	$2,500,000
Payable for securities purchased	2,221,327
Loan payable	1,000,000
Accrued expenses and other liabilities	191,104
Accrued interest payable	42,433
Management fees payable	35,155
Total liabilities	5,990,019

Net assets	$55,740,690

Components of net assets:
Net capital	$50,649,461
Accumulated net investment loss	(4,370,258)
Accumulated net realized loss from investments	(1,066,049)
Net unrealized appreciation on investments	10,527,536
Net assets	$55,740,690

Net asset value per Share:
50,917.58 Shares issued and outstanding, unlimited Shares authorized	$1,094.72

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	1

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited)
September 30, 2013 (in U.S. dollars)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity1,2	Next Available Redemption Date3
Investments in Portfolio Funds
Asia
SR Global Fund Inc. – Japan Portfolio
17,037 shares – Class H	$2,078,430	$2,442,570	4.39%	Cayman Islands	Monthly	10/31/2013
Teng Yue Partners Offshore Fund, L.P.
3,250 shares	3,250,000	3,513,343	6.30	Cayman Islands	Quarterly	9/30/2014
Tybourne Equity (Offshore) Fund
2,500 shares - Series A	2,500,000	2,873,217	5.15	Cayman Islands	Quarterly	12/31/2013
Total Asia	7,828,430	8,829,130	15.84

Energy & Natural Resources
Tiger Eye Fund, Ltd
2,500 shares - Class A	2,500,000	2,830,250	5.08	Cayman Islands	Quarterly	3/31/2014
Total Energy & Natural Resources	2,500,000	2,830,250	5.08

Financials
Samlyn Offshore, Ltd.
299 shares – Class S	298,788	280,766	0.50	Cayman Islands	0-5 Years	N/A
Total Financials	298,788	280,766	0.50

Global Long/Short
Falcon Edge Global, Ltd.
4,249 shares - Class B	4,250,000	5,018,116	9.00	Cayman Islands	Quarterly	12/31/2013
Glade Brook Global Offshore Fund, Ltd.
2,110 shares - Class FC-UR-2	2,053,295	2,541,339	4.57	Cayman Islands	Quarterly	12/31/2013
Hengistbury Fund Limited
15,000 shares - Class A	1,500,000	1,675,644	3.01	Cayman Islands	Quarterly	12/31/2013
Hound Partners Offshore Fund, Ltd.
2,590 shares - Class A	2,500,625	3,683,587	6.61	Cayman Islands	Quarterly	12/31/2013
Lakewood Capital Offshore Fund, Ltd.
1,149 shares - Class A-1	1,846,352	2,243,355	4.02	Cayman Islands	Quarterly	12/31/2013
Marble Arch Offshore Partners, Ltd.
717 shares – Class A	1,250,000	1,306,858	2.34	Cayman Islands	Semi-Annually	12/31/2013
Viking Global Equities III, Ltd.
968 shares – Class H	1,694,169	2,313,088	4.15	Cayman Islands	Monthly	10/31/2013
Viking Global Equities III, Ltd.
447 shares – Class I	796,165	1,095,281	1.96	Cayman Islands	Monthly	10/31/2013
Total Global Long/Short	15,890,606	19,877,268	35.66

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	2

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited) (continued)
September 30, 2013 (in U.S. dollars)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity1,2	Next Available Redemption Date3
Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
1,906 shares - Series A	$3,488,479	$5,252,190	9.42%	Cayman Islands	Quarterly	12/31/2013
Total Healthcare	3,488,479	5,252,190	9.42

Technology
Artis Partners 2X, Ltd.
1,005 shares - Class K	116,717	18,494	0.03	Cayman Islands	0-5 Years	N/A
Doonbeg Fund, Ltd.
1,465 shares - Class A	1,450,019	1,931,423	3.47	Cayman Islands	Quarterly	12/31/2013
Light Street Xenon, Ltd.
1,250 shares – Class A	1,250,000	1,558,238	2.80	Cayman Islands	Quarterly	12/31/2013
Tiger Global, Ltd.
5,655 shares - Class C	2,751,312	3,797,671	6.81	Cayman Islands	Monthly	10/31/2013
Tiger Global, Ltd.
6,025 shares - Class E	1,397,382	1,928,825	3.46	Cayman Islands	Monthly	10/31/2013
Total Technology	6,965,430	9,234,651	16.57

Total Investments in Portfolio Funds	36,971,733	46,304,255	83.07

Investments in Securities
Common Stocks
Global Opportunistic
Amazon.com Inc.
1,714 shares	492,116	535,865	0.96	United States	Daily	N/A
American International Group, Inc.
10,427 shares	463,457	507,065	0.91	United States	Daily	N/A
Carter Holdings, Inc.
7,235 shares	502,687	549,064	0.99	United States	Daily	N/A
CBS Corporation, Class B
9,491 shares	475,714	523,524	0.94	United States	Daily	N/A
Charter Communications, Inc.
3,995 shares	490,660	538,366	0.97	United States	Daily	N/A
Colfax Corporation
9,606 shares	485,013	542,643	0.97	United States	Daily	N/A
Fleetcor Technologies, Inc.
5,046 shares	421,871	555,867	1.00	United States	Daily	N/A

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	3

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited) (continued)
September 30, 2013 (in U.S. dollars)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity1,2	Next Available Redemption Date3
Common Stocks (continued)
Google, Inc. – Class A
570 shares	$497,631	$499,269	0.90%	United States	Daily	N/A
Liberty Global PLC – Class A
6,506 shares	501,310	516,251	0.93	United States	Daily	N/A
Liberty Media Corporation
3,523 shares	466,935	518,409	0.93	United States	Daily	N/A
Mastercard, Inc. – Class A
794 shares	461,104	534,187	0.96	United States	Daily	N/A
Priceline.com Incorporated
524 shares	493,607	529,738	0.95	United States	Daily	N/A
Qihoo 360 Technology Co. Ltd.
7,760 shares	486,890	645,632	1.15	United States	Daily	N/A
Time Warner, Inc.
8,060 shares	490,293	530,429	0.95	United States	Daily	N/A
TransDigm Group Incorporated
3,545 shares	491,283	491,692	0.88	United States	Daily	N/A
Twenty-First Century Fox, Inc.
15,481 shares	455,389	518,614	0.93	United States	Daily	N/A
Valeant Pharmaceuticals International, Inc.
4,801 shares	417,837	500,888	0.90	United States	Daily	N/A
Vipshop Holdings Limited
11,974 shares	486,325	680,123	1.21	United States	Daily	N/A
Visa, Inc. – Class A
2,817 shares	517,129	538,329	0.97	United States	Daily	N/A
W.R. Grace & Co.
6,147 shares	500,937	537,247	0.96	United States	Daily	N/A
Total Common Stocks	9,598,188	10,793,202	19.36

Total Investments	46,569,921	57,097,457	102.43
Other Assets, less Liabilities		(1,356,767)	(2.43)
Total Net Assets		$55,740,690	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.

(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.

(3)
Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after September 30, 2013 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	4

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Statement of Operations (Unaudited)
For the Six Months Ended September 30, 2013 (in U.S. dollars)

Investment income
Dividends	$13,458
Interest	430
Total investment income	13,888

Expenses
Management fees	175,051
Professional fees	139,858
Administration fees	123,590
Interest expense	46,235
Insurance fees	22,794
Consultancy fees	15,000
Trustees’ fees	12,000
Transfer agent fees	6,479
Other fees	33,004
Total expenses	574,011

Net investment loss	(560,123)

Realized and unrealized gain from investments in Portfolio Funds and Securities
Net realized gain from investments in Portfolio Funds	435,211
Net realized gain from investments in Securities	396,999
Net change in unrealized appreciation on investments in Portfolio Funds	3,337,026
Net change in unrealized appreciation on investments in Securities	1,066,538
Net realized and unrealized gain from investments in Portfolio Funds and Securities	5,235,774

Net increase in net assets resulting from operations	$4,675,651

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	5

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Statement of Changes in Net Assets (Unaudited)
(in U.S. dollars)

For the year ended March 31, 2013

Increase in net assets resulting from operations
Net investment loss	$(1,413,814)
Net realized gain from investments in Portfolio Funds	39,834
Net realized gain from investments in Securities	35,567
Net change in unrealized appreciation on investments in Portfolio Funds	3,103,826
Net change in unrealized appreciation on investments in Securities	128,476
Net increase in net assets resulting from operations	1,893,889

Distributions to Shareholders from:
Net investment income	(2,359,841)

Capital share transactions:
Subscriptions (representing 3,794.83 Shares)	3,804,080
Redemptions (representing 10,597.28 Shares)	(10,477,519)
Distributions reinvested (representing 2,422.65 Shares)	2,359,841
Net decrease in net assets resulting from capital share transactions	(4,313,598)

Net decrease in net assets	(4,779,550)

Net assets
Beginning of year (representing 58,519.77 Shares)	59,312,215
End of year (representing 54,139.97 Shares)	$54,532,665

Accumulated net investment loss	$(3,810,135)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	6

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Statement of Changes in Net Assets (Unaudited) (continued)
(in U.S. dollars)

For the six months ended September 30, 2013

Increase in net assets resulting from operations:
Net investment loss	$(560,123)
Net realized gain from investments in Portfolio Funds	435,211
Net realized gain from investments in Securities	396,999
Net change in unrealized appreciation on investments in Portfolio Funds	3,337,026
Net change in unrealized appreciation on investments in Securities	1,066,538
Net increase in net assets resulting from operations	4,675,651

Capital share transactions:
Subscriptions (representing 1,032.30 Shares)	1,049,972
Redemptions (representing 4,254.69 Shares)	(4,517,598)
Net decrease in net assets resulting from capital share transactions	(3,467,626)

Net increase in net assets	1,208,025

Net assets
Beginning of period (representing 54,139.97 Shares)	54,532,665
End of period (representing 50,917.58 Shares)	$55,740,690

Accumulated net investment loss	$(4,370,258)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	7

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Statement of Cash Flows (Unaudited)
For the Six Months Ended September 30, 2013 (in U.S. dollars)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$4,675,651
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(5,500,000)
Purchases of investments in Securities	(17,856,457)
Proceeds from sales of investments in Portfolio Funds	13,548,204
Proceeds from sales of investments in Securities	10,380,816
Net realized gain from investments in Portfolio Funds	(435,211)
Net realized gain from investments in Securities	(396,999)
Net change in unrealized appreciation on investments in Portfolio Funds	(3,337,026)
Net change in unrealized appreciation on investments in Securities	(1,066,538)
Changes in operating assets and liabilities:
Due from Portfolio Funds	2,162,327
Dividends receivable	(3,074)
Subscriptions to Portfolio Funds made in advance	1,250,000
Prepaid assets	23,622
Accrued expenses and other liabilities	12,923
Accrued interest payable	2,443
Management fees payable	(105,780)
Due to Institutional Feeder Fund	(12,106)
Due to Advisor	(10,792)
Net cash provided by operating activities	3,332,003

Cash flows from financing activities:
Proceeds from advances on line of credit	3,000,000
Repayments of advances on line of credit	(2,000,000)
Subscriptions	449,972
Redemptions, net of redemptions payable	(4,317,598)
Net cash used in financing activities	(2,867,626)

Net increase in cash and cash equivalents	464,377

Cash and cash equivalents
Beginning of period	1,846,939
End of period	$2,311,316

Supplemental disclosure of cash flow information:
Interest paid	$3,157

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	8

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited)
September 30, 2013

1.	Organization and Nature of Business

Global Equity Long/Short Master Fund (the “Master Fund”) was organized under the laws of the State of Delaware as a statutory trust on August 16, 2010. The Master Fund commenced operations on October 3, 2011 (“Commencement of Operations”) and operates pursuant to the Agreement and Declaration of Trust (the “Trust Instrument”). The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Master Fund is structured as a fund-of-funds whose investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Master Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”) and exchange traded funds, common stocks (“Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Master Fund normally invests 80% of its assets in Portfolio Funds that will primarily engage in long/short equity strategies. Under normal circumstances, 80% or more of the investment portfolios of the Portfolio Funds on an aggregate basis will consist of equity securities and 40% or more of the investments portfolios of the Portfolio Funds on an aggregate basis will be non-U.S. securities. The Portfolio Funds are managed by third-party investment managers (the “Managers”) selected by the investment adviser, with the intention of adding additional Portfolio Funds as the need to diversify among additional Portfolio Funds increases.

Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Master Fund’s investment adviser. The Advisor also serves as the investment adviser to Morgan Creek Global Equity Long/Short Fund (the “U.S. Feeder Fund”), Morgan Creek Global Equity Long/Short Institutional Fund (the “Institutional Feeder Fund”) and Morgan Creek Opportunity Offshore Fund, Ltd. (the “Cayman Feeder Fund”), (together the “Feeder Funds”). The Feeder Funds and the Master Fund are collectively referred to herein as the ‘Funds’. The Advisor is responsible for providing day-to-day investment management services to the Funds, subject to the supervision of the Funds’ Board of Trustees (the “Board”).

The Board has overall responsibility for monitoring and overseeing the Funds’ investment program and their management and operations. A majority of the Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Master Fund.

The Master Fund is a “Master” fund in a “Master-Feeder” structure whereby the Feeder Funds invest substantially all of their assets in the Master Fund. As of September 30, 2013, the Institutional Feeder Fund and the Cayman Feeder Fund represented $3,536,071 or 6.34% and $52,086,871 or 93.44%, respectively, of the Master Fund’s net assets. The U.S. Feeder Fund liquidated its investment in the Master Fund as of June 30, 2012. As a result, the U.S. Feeder Fund had $0 invested in the Master Fund as of September 30, 2013.

Investors in the Master Fund (“Shareholders”) are governed by the Trust Instrument and bound by its terms and conditions. The security purchased by a Shareholder is a beneficial interest (a “Share”) in the Master Fund. All Shares shall be fully paid and are non-assessable. Shareholders shall have no preemptive or other rights to subscribe for any additional Shares.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	9

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

The U.S. Feeder Fund and Institutional Feeder Fund have entered into distribution agreements (the “Distribution Agreements”) with Town Hall Capital, LLC (the “Distributor”), an affiliate of the Advisor, to provide for distribution of the Shares on a reasonable best efforts basis, subject to various conditions. The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Selling Agents”), which have agreed to participate in the distribution of the U.S. Feeder Fund’s and Institutional Feeder Fund’s Shares.

Shares in the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Regulation D under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Master Fund generally may be made only by U.S. investment companies or other investment vehicles that are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The Master Fund may decline to accept any investment in its discretion. The Master Fund’s registration statement by itself does not constitute an offer to sell, or the solicitation of an offer to buy, any security within the meaning of the 1933 Act. The Board (or its designated agent) may admit Shareholders to the Master Fund from time to time upon the execution by a prospective investor of the appropriate documentation. Shares will be issued at the net asset value (“NAV”) per Share of the Master Fund.

The Board, from time to time and in its sole discretion, may determine to cause the Master Fund to offer to repurchase Shares from Shareholders, including the Feeder Funds, pursuant to written tenders by Shareholders. The Advisor anticipates that it will recommend to the Board to cause the Master Fund to conduct repurchase offers on a quarterly basis in order to permit the Master Fund to conduct repurchase offers for Shares. However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer. The Master Fund will make repurchase offers, if any, to all Shareholders, on the same terms, which may affect the size of the Master Fund’s repurchase offers. A Shareholder may determine, however, not to participate in a particular repurchase offer or may determine to participate to a limited degree, which will affect the liquidity of the investment of any investor in the Shareholder. In the event of a tender for redemption, the Master Fund, subject to the terms of the Trust Instrument and the Master Fund’s ability to liquidate sufficient Master Fund investments in an orderly fashion determined by the Board to be fair and reasonable to the Master Fund and all of the Shareholders, shall pay to such redeeming Shareholder within 90 days the proceeds of such redemption, provided that such proceeds may be paid in cash, by means of in-kind distribution of Master Fund investments, or as a combination of cash and in-kind distribution of Master Fund investments. Shares will be redeemed at the NAV per Share of the Master Fund.

2.	Summary of Significant Accounting Policies

Basis for Accounting

The accompanying financial statements of the Master Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Master Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	10

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

Valuation of Portfolio Funds and Securities

The Master Fund carries its investments in Portfolio Funds at fair value in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The NAV of the Master Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Advisor. The Master Fund’s NAV is calculated by State Street Bank & Trust Company, the Master Fund’s administrator (the “Administrator,” the “Custodian,” the “Transfer Agent” or “State Street”).

The Board has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for overseeing and monitoring the Master Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board supervision), making recommendations to the Board on valuation-related matters and overseeing implementation of the valuation procedures used by the Master Fund to value securities, including the fair value of the Master Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less than frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Master Fund are valued as follows:

The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820) - Investments in Certain Entities That Calculate Net Assets Value per Share (or Its Equivalent) (“ASU 2009-12”). If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the Managers of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	11

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund under procedures adopted by the Board and subject to the Board’s supervision. The Advisor values the Master Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Master Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Master Fund been available.

Investments in Publicly Traded Securities held by the Master Fund are valued as follows:

The Master Fund values investments in publicly traded securities, including exchange traded funds and common stocks, that are listed on a national securities exchange at their closing price on the last business day of the period. Publicly traded securities are generally categorized in level 1 of the fair value hierarchy.

Cash and cash equivalents

Cash and cash equivalents include cash held on deposit in a segregated account with the Master Fund’s Custodian.

Income and Operating Expenses

The Master Fund bears its own expenses including, but not limited to, legal, accounting (including third-party accounting services), auditing and other professional expenses, offering costs, administration expenses and custody expenses. Interest income and interest expense are recorded on an accrual basis. Operating expenses are recorded as incurred.

Recognition of Gains and Losses

Change in unrealized appreciation (depreciation) from each Portfolio Fund and Security is included in the Statement of Operations as net change in unrealized appreciation on investments.

Investment transactions in Portfolio Funds and Securities are recorded on a trade date basis. Any proceeds received from Portfolio Fund redemptions and Security sales that are in excess of the Portfolio Fund’s or Security’s cost basis are classified as net realized gain from investments on the Statement of Operations. Any proceeds received from Portfolio Fund redemptions and Security sales that are less than the Portfolio Funds’ and Security’s cost basis are classified as net realized loss from investments on the Statement of Operations. Realized gains and losses from investments in Portfolio Funds and Securities are calculated based on average cost basis.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	12

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

Income Taxation

The Master Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Master Fund files tax returns with the U.S. Internal Revenue Service and various states. The Master Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on a Fund’s or Security’s income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Master Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of September 30, 2013. If applicable, the Master Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years. The Master Fund’s major tax jurisdictions are the United States, the State of Delaware and the State of North Carolina. As of September 30, 2013, all tax years remain subject to examination.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carry forwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Distribution of Income and Gains

The Master Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Master Fund generally invests its assets in Portfolio Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Master Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Master Fund (the “DRIP”), each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

3.	Fair Value of Financial Instruments

In accordance with ASC 820, the Master Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	13

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 - Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Portfolio Fund’s or Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Portfolio Funds within the hierarchy is based upon the redemption terms of the Portfolio Funds and does not necessarily correspond to the Advisor’s perceived risk of the Portfolio Funds.

All of the Master Fund’s investments in Portfolio Funds have been classified within level 2 or level 3. All of the Master Fund’s investments in Securities have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore that typically offer subscription and redemption options to investors. The frequency of such subscriptions or redemptions is dictated by such fund’s governing documents. The amount of liquidity provided to investors in a particular fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds vary based on various factors and may include “gates,” “holdbacks” and “side pockets” imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 Years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	14

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Master Fund’s investments in Portfolio Funds and Securities carried at fair value:

	Assets at Fair Value as of September 30, 2013
	Level 1	Level 2	Level 3	Total
Investments
Portfolio Funds
Asia	$—	$2,442,570	$6,386,560	$8,829,130
Energy & Natural Resources	—	—	2,830,250	2,830,250
Financials	—	—	280,766	280,766
Global Long/Short	—	7,767,196	12,110,072	19,877,268
Healthcare	—	5,252,190	—	5,252,190
Technology	—	3,489,661	5,744,990	9,234,651
Securities
Common Stocks	10,793,202	—	—	10,793,202
Total Investments	$10,793,202	$18,951,617	$27,352,638	$57,097,457

The following is a reconciliation of investments in Portfolio Funds for which significant unobservable inputs (level 3) were used in determining fair value:

	Asia	Energy & Natural Resources	Financials	Global Long/Short	Technology	Total
Balance as of April 1, 2013	$2,724,574	$1,539,089	$298,788	$9,231,096	$5,670,127	$19,463,674
Purchases	3,250,000	1,000,000	—	—	—	4,250,000
Sales	—	—	—	—	(18,384)	(18,384)
Net realized gain	—	—	—	—	(51,257)	(51,257)
Net change in unrealized appreciation (depreciation)	411,986	291,161	(18,022)	1,052,346	144,504	1,881,975
Transfers into level 3*	—	—	—	3,163,198	—	3,163,198
Transfers out of level 3**	—	—	—	(1,336,568)	—	(1,336,568)
Balance as of September 30, 2013	$6,386,560	$2,830,250	$280,766	$12,110,072	$5,744,990	$27,352,638

Net change in unrealized appreciation (depreciation) on level 3 investments in Portfolio Funds still held as of September 30, 2013	$411,986	$291,161	$(18,022)	$1,052,346	$144,504	$1,881,975

*
Transfers into level 3 represent investments that were preciously categorized as level 2 investments during the reporting period. In accordance with authoritative guidance, these investments are being reclassified as level 3 investments for the period ended September 30, 2013 as the Master Fund will not have the ability to redeem its investments at net asset value as of September 30, 2013 or during the first quarter following September 30, 2013.

**
Transfers out of level 3 represent investments that were previously categorized as level 3 investments during the reporting period. In accordance with authoritative guidance, these investments are being reclassified as level 2 investments for the period ended September 30, 2013 as the Master Fund had the ability to redeem its investments at net asset value as of September 30, 2013 or during the first quarter following September 30, 2013.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	15

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

There were no changes in valuation technique and no other transfers between the levels of the fair value hierarchy during the reporting period, except as noted above.

Net realized gain and net change in unrealized appreciation (depreciation) presented above are reflected in the accompanying Statement of Operations.

4.	Investments in Portfolio Funds and Securities

The Master Fund has the ability to liquidate its investments in Portfolio Funds periodically, ranging from monthly to every five years, depending on the provisions of the respective Portfolio Funds’ operating agreements. As of September 30, 2013, the Master Fund was invested in seventeen Portfolio Funds. All Portfolio Funds in which the Master Fund invested are individually identified on the Schedule of Investments. These Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities.

The Managers of substantially all Portfolio Funds receive an annual management fee of up to 2% of the Master Fund’s NAV of the respective Portfolio Funds. Management of the Portfolio Funds also receive performance allocations of up to 20% of the Master Fund’s net profit from its investments in the respective Portfolio Funds, subject to any applicable loss carryforward provisions, as defined by the respective Portfolio Funds’ operating agreements.

For the six months ended September 30, 2013, aggregate purchases and proceeds from sales of investments in Portfolio Funds and Securities were $23,356,457 and $23,929,020 respectively.

5.	Offering of Shares

The Master Fund’s Share activities for the six months ended September 30, 2013 were as follows:

Balance as of April 1, 2013	Subscriptions	Redemptions	Balance as of September 30, 2013
54,139.97	1,032.30	(4,254.69)	50,917.58

6.	Investment Receivables and Payables

As of September 30, 2013, $129,152 was due to the Master Fund from Portfolio Funds. The receivable amount represents the fair value of certain Portfolio Fund tranches, net of management fees, incentive fees and allocations that were redeemed by the Master Fund at period-end or holdback amounts that will be received from certain Portfolio Funds. The Master Fund had no reserve on receivables as of September 30, 2013.

7.	Management Fee, Related Party Transactions and Other

The Master Fund bears all of the expenses of its own operations, including, but not limited to, the investment management fee for the Master Fund payable to the Advisor, administration fees, custody fees, and transfer agent fees to State Street.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	16

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

In consideration for its advisory and other services, the Advisor shall receive a quarterly management fee, payable quarterly in arrears based on the NAV of the Master Fund as of the last business day of such quarter, prior to any quarter-end redemptions, in an amount equal to an annual rate of 1.00% of the Master Fund’s NAV. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the Portfolio Funds and indirectly borne by Shareholders in the Master Fund. For the six months ended September 30, 2013, the Master Fund incurred management fees of $175,051, of which $35,155 was payable to the Advisor as of September 30, 2013.

As of September 30, 2013, the Master Fund had a payable balance of $4,948 of offering costs, which is included in accrued expenses and other liabilities on the Statement of Assets and Liabilities.

The Advisor has paid and borne all expenses categorized as organizational costs.

State Street provides accounting and administrative services to the Master Fund under an administrative services agreement (the “Administration Agreement”). Pursuant to the Administration Agreement, State Street is paid a monthly administrative fee at an annual rate of 0.07% of the Master Fund’s monthly NAV for these services.

State Street also serves as the Master Fund’s Custodian and Transfer Agent. State Street shall be entitled to custody fees as reasonable compensation for its services and expenses as agreed upon from time to time between the Master Fund on behalf of each applicable Portfolio Fund and State Street. Transfer agent fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by State Street on the Master Fund’s behalf. For the six months ended September 30, 2013, the Master Fund incurred transfer agent fees of $6,479, of which $3,231 were payable as of September 30, 2013.

From time to time, the Master Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Master Fund. As of September 30, 2013, the Cayman Feeder Fund maintains a significant holding in the Master Fund which represents 93.44% of the Master Fund’s NAV.

8.	Credit Agreement

The Master Fund has entered into a credit agreement with Credit Suisse International that bears interest at LIBOR plus 1.90%. The average LIBOR rate for the six months ended September 30, 2013 was 0.27%. The maximum aggregate principal amount of credit that may be extended to the Master Fund at any time is $10,000,000. The credit agreement is set to expire on December 20, 2013. The terms of the credit facility include limits on other indebtedness aggregate volatility, minimum net equity and other standard covenants. This credit agreement is not used as leverage, rather to provide bridge financing and meet liquidity needs that may arise. The average borrowings outstanding for the period ended September 30, 2013 were $1,500,000. As of September 30, 2013, the Master Fund had outstanding borrowings of $1,000,000. The Credit Facility is collateralized by all Portfolio Fund investments of the Master Fund.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	17

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

9.	Risks and Contingencies

The Master Fund’s investments in Portfolio Funds may be subject to various risk factors including market, credit, currency and geographic risk. The Master Fund’s investments in Portfolio Funds may be made internationally and thus may have concentrations in such regions. The Master Fund’s investments in Portfolio Funds are also subject to the risk associated with investing in Portfolio Funds. The Portfolio Funds are generally illiquid, and thus there can be no assurance that the Master Fund will be able to realize the value of such investments in Portfolio Funds in a timely manner. Since many of the Portfolio Funds may involve a high degree of risk, poor performance by one or more of the Portfolio Funds could severely affect the total returns of the Master Fund.

Although the Master Fund’s investments in Portfolio Funds are denominated in U.S. dollars, the Master Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Master Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Master Fund’s assets which are denominated in currencies other than the U.S. dollars. The Master Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

In order to obtain more investable cash, the Portfolio Funds may utilize a substantial degree of leverage. Leverage increases returns to investors if the Managers earn a greater return on leveraged investments than the Managers’ cost of such leverage. However, the use of leverage, such as margin borrowing, exposes the Master Fund to additional levels of risk including (i) greater losses from investments in Portfolio Funds than would otherwise have been the case had the Managers not borrowed to make the investments in Portfolio Funds, (ii) margin calls or changes in margin requirements may force premature liquidations of investment positions and (iii) losses on investments in Portfolio Funds where the Portfolio Funds fails to earn a return that equals or exceeds the Managers’ cost of leverage related to such Portfolio Funds.

In the normal course of business, the Portfolio Funds in which the Master Fund invests may pursue certain investment strategies, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, leverage, short selling, global tactical asset allocation strategies, event-drive strategies and other related risks pursuant to the Trust Instrument. The Master Fund’s risk of loss in each Portfolio Fund is limited to the value of the Master Fund’s interest in each Portfolio Fund as reported by the Master Fund.

10.	Contractual Obligations

The Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	Financial Highlights

The following summary represents per Share data, ratios to average net assets and other financial highlights information for Shareholders for the six months ended September 30, 2013, for the year ended March 31, 2013 and for the period from October 3, 2011 (Commencement of Operations) through March 31, 2012.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	18

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (Unaudited) (continued)
September 30, 2013

Per Share operating performance:
	For the six months ended September 30, 2013	For the year ended March 31, 2013	For the period from October 3, 2011 (Commencement of Operations) through March 31, 2012
Net asset value per Share, beginning of year/period	$1,007.25	$1,013.54	$1,000.00

Net investment loss (a)	(10.52)	(24.22)	(14.63)
Net realized and unrealized gain from investments in Portfolio Funds and Securities	97.99	57.29	61.02
Net increase resulting from operations	87.47	33.07	46.39

Distributions paid
Net investment income	—	(39.36)	(32.85)

Net asset value per Share, end of year/period	$1,094.72	$1,007.25	$1,013.54

Total return (b)	8.68%	3.39%	4.78%

Ratio of total expenses to average net assets (c)	1.04%	2.43%	1.46%

Ratio of net investment loss to average net assets (d)	(1.01%)	(2.43%)	(1.46%)

Portfolio turnover (e)	43.03%	40.01%	27.73%

Net assets, end of year/period (in 000’s)	$55,741	$54,533	$59,312

(a)	Calculated based on the average Shares outstanding methodology.
(b)
Total return assumes a subscription of a Share in the Master Fund at the beginning of the year/period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period. Total return is not annualized for periods less than twelve months.

(c)	Ratio does not reflect the Master Fund’s proportionate share of Portfolio Funds’ expenses.
(d)	Ratio does not reflect the Master Fund’s proportionate share of Portfolio Funds’ income and expenses.
(e)	The portfolio turnover rate reflects the investment activities of the Master Fund.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through the date the financial statements were issued. Management has determined that there are no material events requiring additional disclosures in the financial statements through this date.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	19

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Portfolio Funds; and (2) how the Master Fund voted proxies relating to Portfolio Funds during the most recent period ended September 30 is available without charge, upon request, by calling the Master Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Master Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Master Fund’s first and third fiscal quarters on Form N-Q. The Master Fund’s Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Masters Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	20

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Other Information (Unaudited) (continued)

Approval of Investment Management Agreement

The Board of Trustees (the “Board” or each separately a “Trustee”) met at an in-person meeting on August 27, 2013. Matters bearing on the Master Fund’s investment management agreement (the “Agreement”) with Morgan Creek Capital Management, LLC (“Morgan Creek” or the “Advisor”) were considered. The Trustees received information relating to the Agreement derived from a number of sources and covering a range of issues. At the meeting, the Board, including a majority of the Trustees who are not “interested persons” as defined under the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously voted to approve the Agreement with Morgan Creek for the Master Fund for an additional twelve month period beginning October 3, 2013.

In considering the approval of the Agreement, the Independent Trustees requested and evaluated extensive materials from Morgan Creek and other sources, including, among other items: (a) an overview of the discretionary investment advisory services provided by Morgan Creek; (b) the breadth and experience of the investment management and research staff of Morgan Creek; (c) financial information for Morgan Creek; (d) marketing and distribution support to be provided by Morgan Creek to the Master Fund; (e) the current Form ADV of Morgan Creek; (f) the expected profitability report of Morgan Creek with respect to the Master Fund; (g) the fees charged to other clients relative to fees charged to the Master Fund by Morgan Creek; and (h) the resources devoted to compliance with the Fund’s (i) investment policy, (ii) investment restrictions, (iii) policies on personal securities transactions, (iv) other policies and procedures that form Morgan Creek’s portions of the Master Fund’s compliance program and (v) Morgan Creek’s responsibilities overseeing the Master Fund’s service providers.

The Independent Trustees, as well as the full Board, considered all factors it believed relevant with respect to Morgan Creek, including but not limited to: the nature and quality of services provided; investment performance relative to appropriate peer groups and indices; skills, breadth of experience and capabilities of personnel, including continued employment of key personnel; stability of management; comparative data on fees, expenses and performance; marketing and distribution capabilities; potential economies of scale; commitments to provide high levels of support and service to the Master Fund; commitment for a period of time to provide contractual expense cap to the Master Fund; potential benefits to Morgan Creek from its relationship to the Master Fund, including revenues to be derived from services provided to the Master Fund by their affiliates, if any; and potential benefits to the Master Fund and its shareholders of receiving research services, if any, from broker/dealer firms in connection with allocation of portfolio transactions to such firms.

In determining to approve the Agreement, the Board considered the following factors:

Investment Performance. The Independent Trustees reviewed the performance of the Funds for the one-year period ending March 31, 2013 and since the Funds’ inception. The Board noted that the net total return performance of each Fund trailed the performance of the peer group selected by Lipper and the Funds’ benchmark. The Board recognized a number of factors that contributed to the relative underperformance including the fact that many funds in the peer group could be characterized as being more “market directional,” while many of the underlying funds that the Master Fund owns utilize hedging strategies or strategies that perform better when markets are less one directional. The Board noted the strong, upward performance of global equity markets over the relative periods. The Board also noted that certain funds in the peer group that had better performance also had higher levels of volatility than the Master Fund. The Board further noted the challenges of finding a statistically significant sample size of peer funds with long/short strategies that are similar to the Funds, noting that the managers of such funds differ in terms of style, structure and sector focus. The Board considered recent changes by the Morgan Creek that are designed to improve performance of the Funds, including increasing the Master Fund’s investments in individual securities.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	21

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Other Information (Unaudited) (continued)

Management Fees and Total Expense Ratios. The Board discussed with the Adviser the level of the advisory fees for the Funds relative to comparable funds as determined by Lipper noting that the advisory fee is charged only at the Master Fund level. In addition to the management fee, the Board also reviewed the Feeder Fund’s total expense ratio. The Board noted that the fees were within range of competitor products. The Board found that the management fee of the Master Fund was higher but close to the median management fee for all peer funds for the year ending on March 31, 2013. Similarly, non-total expense ratios were close to the median of the peer group. The Board further noted that Morgan Creek continues to currently waive a significant percentage of its management fee and employs an expense cap to reduce costs to shareholders. Since the Funds are relatively new, the Board also took into account the fact that their assets are smaller than a number of the peer group funds, which results in their costs being relatively higher than larger funds.

Costs of Services and Potential Profits. In analyzing the cost of services and profitability of Morgan Creek, the Board considered the revenues earned and expenses incurred by Morgan Creek. As to profits realized by Morgan Creek, the Board reviewed information regarding its income and expenses related to the management and operation of the Funds. The Board concluded that Morgan Creek has adequate resources to fulfill its responsibilities under the Agreements. The Board noted that to date the Adviser has not been profitable with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies were shared with the Funds through breakpoints in their management fees or other means, such as expense caps or fee waivers. The Trustees noted that the assets of the Master Fund were still too small to meaningfully consider economies of scale and the necessity of breakpoints. Nevertheless, the Board recognized that the Funds benefited and will continue to benefit from expense caps and fee waivers with respect to its management fees.

Fall-Out Benefits. The Board concluded that other benefits derived by Morgan Creek from its relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice and the best interests of the Funds and the shareholders of the Feeder Fund.

Nature, Extent and Quality of Services. The Independent Trustees reviewed and considered the nature, extent and quality of the services provided by Morgan Creek and found them to be of high-quality and in the best interests of the Funds. The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of Morgan Creek who provide the administrative and advisory services to the Funds. The Trustees also concluded that Morgan Creek continues to make a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion. The Independent Trustees concluded that Morgan Creek is a highly experienced investment manager and its key personnel have sufficient expertise necessary to continue to serve as investment adviser to the Funds. The Independent Trustees also concluded that the Funds’ expense ratios and profitability to Morgan Creek of managing the Funds were reasonable, and that economies of scale were not a significant factor in their thinking at this time as the Funds are relatively small in terms of assets. The Independent Trustees did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Trustees determined to recommend the approval of the Investment Management Agreements to the full Board.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	22

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Global Equity Long/Short Master Fund
301 West Barbee Chapel Road, Suite 200
Chapel Hill, NC 27517

Trustees
William C. Blackman
Michael S. McDonald
Sean S. Moghavem
Mark W. Yusko
Michael Hennessy

Officers
Mark B. Vannoy
Taylor Thurman
David K. James

Advisor
Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road, Suite 200
Chapel Hill, NC 27517

Administrator, Custodian, Fund Accounting Agent and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
901 K Street N.W., Suite 800
Washington, D.C. 20001

MORGAN CREEK CAPITAL MANAGEMENT, LLC | SEMI-ANNUAL REPORT TO STOCKHOLDERS	23

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Company.

(a)(1)	Not applicable.

(b)	Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Master Fund’s Board, where those changes were implemented after the Master Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K  (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11.  Controls and Procedures.

(a)     The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL EQUITY LONG/SHORT MASTER FUND

By:	(Signature and Title)*	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee

Date:	December 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)*	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee

Date:	December 2, 2013

By:	(Signature and Title)*	/s/ Mark B. Vannoy
Mark B. Vannoy
Treasurer

Date:	December 2, 2013

* Print the name and title of each signing officer under his or her signature.